RELATED PARTY BALANCES AND TRANSACTIONS (Details Narrative) - Mr.KunDai [Member] ¥ in Millions	Feb. 22, 2024 CNY (¥)
Related Party Transaction [Line Items]
Debt term	1 year
Debt Instrument, Face Amount	¥ 7.0
Debt Instrument, Interest Rate, Stated Percentage	6.00%